TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of loss before income taxes

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Non-PRC	(2,708,101)	675,369	(421,597)	(61,126)
PRC	137,178	(48,861)	(206,933)	(30,004)
	(2,570,923)	626,508	(628,530)	(91,130)

Schedule of income tax expenses

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current	(131,844)	(111,082)	(115,577)	(16,757)
Deferred	22,508	(325)	(17,887)	(2,593)
	(109,336)	(111,407)	(133,464)	(19,350)

Schedule of reconciliation of tax computed by applying the statutory income tax rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2020, 2021 and 2022 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
(Loss) income before income taxes	(2,570,923)	626,508	(628,530)	(91,130)
Income tax benefits (expenses) computed at applicable tax rates (25%)	642,731	(156,627)	157,133	22,782
Non-deductible expenses	(4,117)	(13,116)	(72,156)	(10,462)
Research and development expenses	32,777	45,122	67,789	9,828
Preferential rate	26,554	14,232	(6,163)	(894)
Current and deferred tax rate differences	(36,391)	26,115	15,847	2,298
International rate differences	(711,962)	120,678	(75,119)	(10,891)
Tax exempted income	1,087	14,536	249	36
Foreign investment	(10,263)	(49,815)	(39,224)	(5,687)
Unrecognized tax benefits	(58,449)	(12,338)	(13,674)	(1,983)
Change in valuation allowance	6,465	(79,733)	(135,732)	(19,679)
Prior year provision to return true up	2,232	(22,898)	(28,949)	(4,197)
Others	—	2,437	(3,465)	(501)
Income tax expenses	(109,336)	(111,407)	(133,464)	(19,350)

Schedule of significant components of deferred taxes

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	46,360	52,658	7,635
Impairment of long-lived assets	40,289	40,784	5,913
Impairment of long-term investment	3,024	3,024	438
Accrued expense	16,836	22,108	3,205
Tax losses	262,209	358,454	51,971
Property and equipment	28,569	38,365	5,562
Intangible assets	5,773	7,142	1,035
Finance lease	386,849	372,997	54,079
Deferred government grant	1,046	1,714	249
Operating lease	623,074	768,638	111,442
Loss picked up on equity method investments	66,121	69,440	10,070
Valuation allowance	(261,960)	(397,457)	(57,626)

Total deferred tax assets, net of valuation allowance	1,218,190	1,337,867	193,973

Deferred tax liabilities
Non-current
Intangible assets	241,090	266,922	38,699
Property and equipment	139,566	360,989	52,338
Capitalized interest expense	28,604	39,606	5,742
Finance lease	306,598	289,586	41,986
Operating lease	623,074	768,638	111,442
Investment in subsidiaries	59,660	98,608	14,299

Total non-current deferred tax liabilities	1,398,592	1,824,349	264,506

Net deferred tax liabilities	(180,402)	(486,482)	(70,533)
Analysis as:
Deferred tax assets	168,002	196,098	28,432
Deferred tax liabilities	348,404	682,580	98,965

Net deferred tax liabilities	(180,402)	(486,482)	(70,533)

Schedule of roll-forward of unrecognized tax benefits

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of year	62,584	64,854	9,403
Reversal based on tax positions related to prior years	(170)	(418)	(61)
Additions based on tax positions related to the current year	2,440	92	12
Balance at end of year	64,854	64,528	9,354